COMMITMENTS	6 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 14: COMMITMENTS

On October 9, 2020, White River SPV 3 LLC, entered into a Participation Agreement (the “Participation Agreement”) by and among White River SPV 3 LLC, BlackBrush Oil & Gas, L.P. (“BlackBrush”) and GeoTerre, LLC, an unrelated privately-held limited liability company (the “Assignor”), to conduct drilling of wells in the Austin Chalk formation.

Pursuant to the Participation Agreement, White River SPV 3 LLC funded 100% of the cost, $5,746,941, associated with the drilling and completion of an initial deep horizontal well in the Austin Chalk formation. The Participation Agreement required the drilling costs that were paid into a designated escrow account at the commencement of the drilling in January 2021, which it was. BlackBrush agreed to assign to the other parties to the Participation Agreement, subject to certain exceptions and limitations specified therein, specified portions of its leasehold working interest in certain Austin Chalk formation units. The Participation Agreement provides for an initial allocation of the working interests and net revenue interests among the assignor, BlackBrush and White River SPV 3 LLC and then a re-allocation upon payout or payment of drilling and completion costs for each well drilled. Prior to payout, White River will own 90% of the working interest and 67.5% of the net revenue interest in each well. Following payout, White River will own 70% of working interest and 52.5% net revenue interest in each well.

The Parties to the Participation Agreement, had previously entered into a Joint Operating Agreement, dated September 4, 2020 (the “Operating Agreement”) establishing an area of mutual interest, including the Austin Chalk formation, and governing the parties’ rights and obligations with respect to drilling, completion and operation of wells therein. The Participation Agreement and the Operating Agreement require, among other things, that White River SPV 3 LLC drill and complete at least one horizontal Austin Chalk well with a certain minimum lateral each calendar year and/or maintain leasehold by paying its proportionate share of any rental payments.

On July 27, 2022, White River entered into a Participation Agreement with Ault Energy to sell a 40% working interest and 28.8% net revenue interest in the Harry O’Neal 20-9 No. 1 well for $971,609.

The Company’s Board of Directors approved five-year executive employment agreements pursuant to which our officers are entitled to the following compensation and other rights:

Randy May, our Executive Chairman, is receiving an annual base salary of $400,000, and was granted 5,000,000 shares of restricted common stock with half of the shares vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the agreement. Under his agreement, Mr. May was also granted the following rights related to the Company’s oil and gas operations:

(A) an overriding royalty interest to be held in perpetuity from either the Company or its subsidiaries equal to 5% in any and all successfully drilled and completed oil and/or gas wells (an “ORRI”) during the term of his employment.

(B) a 15% participation right in the funding and ownership interest in any drilling or participation by the Company or any subsidiary in the drilling by the Company or a third party of an oil and gas well other than the Fund (a “Participation Right”).

Jay Puchir, our Chief Executive Officer, is receiving an annual base salary of $350,000 and was granted 5,000,000 shares of restricted common stock with half of the shares vesting annually over a five-year period and the remainder vesting based on performance metrics set forth in the agreement. Under his agreement, Mr. Puchir was also granted the following rights related to the Company’s oil and gas operations:

(A) a 5% ORRI during the term of his employment.

(B) a 10% Participation Right otherwise identical to Mr. May’s.

Alisa Horgan, our Chief Administrative Officer and a member of our Board of Directors and Mr. May’s daughter, is receiving an annual base salary of $180,000, and was granted 2,000,000 shares of restricted common stock with the shares vesting annually over a 10-year period.

Her Husband, Richard Horgan, Senior Vice President of M&A and our former Chief Executive Officer, is receiving an annual base salary of $200,000, and was granted 2,000,000 shares of restricted common stock with the shares vesting annually over a 10-year period.

Each of the above employment agreements are also subject to the following severance provisions:

In the event of termination by the Company without “cause” or resignation by the officer for “good reason,” each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards and continued benefits for six months.

In case of termination or adverse change in title upon a change of control, each officer is entitled to receive 2.99 years’ base salary, immediate vesting of unvested equity awards, continued benefits for 18 months and 100% of the existing target bonus, if any, for that fiscal year when the change of control occurs.

Generally, “change of control” is defined in the employment agreements to include a transfer of 50% of the voting securities or interests of the Company or a key subsidiary (as defined in the Internal Revenue Code and Treasury Regulations thereunder), including through a merger or asset purchase, a change in the majority of the Board of Directors in a two-year period, or a liquidation or dissolution by the Company. The definition of change of control is subject to certain exceptions and limitations as more particularly set forth in the employment agreements.

Generally, “good reason” is defined as a material diminution in the officer’s authority, duties or responsibilities due to no fault of his or her own (unless he or she has agreed to such diminution); any other action or inaction that constitutes a material breach by the Company under the employment agreement; or a relocation of the principal place of employment to a location outside the location specified in the employment agreements.

Generally, “cause” is defined as a felony conviction or plea related to the business of the Company; gross negligence or intentional misconduct in carrying our his or her duties resulting in material harm to the Company; misappropriation of Company funds or otherwise defrauding the Company; breach of fiduciary duty to the Company; material breach of any agreement with the Company without timely cure; breach of certain restrictive covenants set forth in the employment agreement; a federal injunction enjoining the officer from violating federal securities laws; a cease and desist order or other order issued by the SEC; refusal to carry out a resolution adopted by the Company’s Board of Directors after a reasonable opportunity to dispute such resolution; or alcohol or drug abuse in a manner that interferes with the successful performance of his or her duties.

Further, upon the officer’s death or disability, as defined, during the officer’s term of employment, the officer’s estate or the officer, as applicable, becomes entitled to, among other things, a $500,000 lump-sum payment and full vesting of all outstanding equity grants made to the officer.

In the event an officer’s employment is terminated at the end of the term upon the notice of non-renewal and the officer remains employed until the end of the term, the officer will be entitled to receive six months’ base salary and continued benefits for six months.

Under the terms of the employment agreements, the officers are subject to non-competition and non-solicitation covenants during the term of their employment and during one year following termination of employment with the Company. The employment agreements also contain customary confidentiality and non-disparagement covenants.

In addition, the Company agreed to the following compensation for each non-employee director:

(A) an annual grant of $100,000 in restricted stock which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “Restricted Stock Grant”).

(B) an annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”).

The director compensation set forth above is subject to upward adjustment upon the successful uplisting of the Company to a national securities exchange, whereupon the Restricted Stock Grant will be increased to $200,000 per year and the Cash Fees will be increased to $100,000 per year.

In addition, the Company agreed to enter into indemnification agreements with each of its officers and directors.